Fair Value Measurement - Schedule of Fair Value Hierarchy of Assets That Are Measured at Fair Value on Non-recurring Basis (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement
Other equity investments	¥ 44,000,000	¥ 45,726,391
ApplySquare Education & Technology Co., Ltd. ("ApplySquare")
Fair Value Measurement
Other equity investments		1,576,391
ApplySquare Education & Technology Co., Ltd. ("ApplySquare") | Fair Value, Nonrecurring
Fair Value Measurement
Other equity investments		1,576,391
ApplySquare Education & Technology Co., Ltd. ("ApplySquare") | Level 3 | Fair Value, Nonrecurring
Fair Value Measurement
Other equity investments		1,576,391
Beijing Futou Technology Co., Ltd. ("Futou Technology")
Fair Value Measurement
Other equity investments		¥ 150,000